Summary of Significant Accounting Policies	12 Months Ended
Apr. 24, 2016
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation—The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated. We view each property as an operating segment and all operating segments have been aggregated into one reporting segment.

Discontinued operations previously included our Natchez, Mississippi property sold in October 2015 and our Davenport, Iowa property sold in February 2014.  As a result of the announced sales of our Lake Charles, Louisiana and Marquette, Iowa properties, these financial statements have been recast to reclassify the operations of these properties as discontinued operations and as assets held for sale for all periods presented.

Fiscal Year-End—Our fiscal year ends on the last Sunday in April. Periodically, this system necessitates a 53-week year. Fiscal years 2016, 2015 and 2014 were 52-week years, which commenced on April 27, 2015, April 28, 2014 and April 29, 2013, respectively.

Reclassifications—Certain reclassifications of prior year presentations have been made to conform to the fiscal 2016 presentation and our presentation of our Lake Charles, Louisiana and Marquette, Iowa properties as discontinued operations and assets and liabilities held for sale.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents—We consider all highly liquid investments purchased with an original maturity of three months or less as cash equivalents. Cash also includes the minimum operating cash balances required by state regulatory bodies, which totaled $23,071 and $25,099 at April 24, 2016 and April 26, 2015, respectively.

Marketable Securities—Marketable securities consist primarily of trading securities held by our captive insurance subsidiary. The trading securities are primarily debt and equity securities that are purchased with the intention to resell in the near term. The trading securities are carried at fair value with changes in fair value recognized in current period income in the accompanying statements of operations.

Inventories—Inventories are stated at the lower of weighted average cost or market value.

Property and Equipment—Property and equipment are stated at cost or if purchased through a business acquisition, the value determined under purchase accounting. We capitalize the cost of purchased property and equipment and capitalize the cost of improvements to property and equipment that increases the value or extends the useful lives of the assets. Costs of normal repairs and maintenance are charged to expense as incurred.

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Years
Slot machines, software and computers	3-5
Furniture, fixtures and equipment	5-10
Leasehold improvements	Lesser of life of lease or estimated useful life
Buildings and improvements	7-39.5

Certain property currently leased in Bettendorf, Iowa and at our Nemacolin, Pennsylvania casino is accounted for in accordance with Accounting Standards Codification (“ASC”) Topic 840, Leases (“ASC 840”).

We periodically evaluate the carrying value of long-lived assets to be held and used in accordance with ASC Topic 360, Property, Plant and Equipment (“ASC 360”) which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts. In assessing the recoverability of the carrying value of such property, equipment and other long-lived assets, we make assumptions regarding future cash flows and residual values. In estimating expected future cash flows, assets are grouped at the lowest level of identifiable cash flows, which is usually the individual property. If the assets are determined to be impaired, a loss is recognized based on the amount by which the carrying amount exceeds the estimated fair market value of the long-lived assets.

Capitalized Interest—The interest cost associated with major development and construction projects is capitalized and included in the cost of the project. When no debt is incurred specifically for a project, interest is capitalized on amounts expended on the project using the weighted-average cost of our borrowings. Capitalization of interest ceases when the project is substantially complete or development activity is suspended. Capitalized interest was $600, $23 and $185 for fiscal years 2016, 2015 and 2014, respectively.

Restricted Cash and Investments—We classify cash and investments which are either statutorily or contractually restricted as to withdrawal or usage as restricted cash short-term, included in prepaid expenses and other assets, or restricted cash and investments long-term based on the duration of the underlying restriction. Restricted cash primarily includes amounts related to state tax bonds and other gaming-related bonds, and amounts held in escrow related to leases. Restricted investments relate to trading securities pledged as collateral by our captive insurance company.

Goodwill and Other Intangible Assets—Goodwill represents the excess of cost over the net identifiable tangible and intangible assets of acquired businesses and is stated at cost, net of impairments, if any. Other intangible assets include values attributable to acquired gaming licenses, customer lists, and trademarks. ASC Topic 350, Intangibles — Goodwill and Other (“ASC 350”) requires these assets be reviewed for impairment at least annually or on an interim basis if indicators of impairment exist. We perform our annual impairment test as of the first day of the fourth fiscal quarter. We first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than it carrying amount. If, after assessing the totality of events or circumstances, we determine it is more likely than not that the fair value of an indefinite-lived intangible or reporting unit is greater than its carrying amount, then performing further testing is not required. However, if we conclude otherwise, we are required to perform the first step of a two-step quantitative impairment test using; 1) a discounted cash flow analysis based on forecasted future results discounted at the weighted average cost of capital and, 2) by using a market approach based upon public trading and recent transaction valuation multiples for similar companies. Intangible assets with indefinite lives not subject to amortization are reviewed by comparing the fair value of the recoded assets to their carrying amount. We review, at least annually, the continued use of an indefinite useful life. If these intangible assets are determined to have a finite useful life, they are amortized over their estimated remaining useful lives.

Deferred Financing Costs—The costs of issuing long-term debt are capitalized and amortized using the effective interest method over the term of the related debt.

Self-Insurance—We are self-funded up to a maximum amount per claim for employee-related health care benefits, workers’ compensation and general liabilities. Claims in excess of this maximum are fully insured through stop-loss insurance policies. We accrue for workers’ compensation and general liabilities on a discounted basis based on claims filed and estimates of claims incurred but not reported. The estimates have been discounted at 1.0% and 0.9% at April 24, 2016 and April 26, 2015, respectively, or a discount of $645 and $618, respectively. We utilize independent consultants to assist management in its determination of estimated insurance liabilities. While the total cost of claims incurred depends on future developments, in managements’ opinion, recorded reserves are adequate to cover future claims payments. Workers’ compensation and general liability claims expense is included in corporate and development expense in our consolidated statements of operations. Employee related health care benefits expenses are included in the consolidated statement of operations lines that include the respective employee compensation costs. Reserves for workers’ compensation and employee related health care are included in accrued liabilities — payroll and related in the consolidated balance sheets. Reserves for general liability claims are included in accrued liabilities — other in the consolidated balance sheets. Total self-insurance reserves are as follows:

	Fiscal Year Ended
	April 24,	April 26,
	2016	2015
Beginning balance	$26,253	$27,785

Additions:
Charged to expenses	31,031	27,841
Employee contributions	9,353	8,550

Payments	(40,830)	(38,101)
Change in discount	(27)	178

Ending Balance	$25,780	$26,253

Revenue Recognition—In accordance with gaming industry practice, we recognize casino revenues as the net win from gaming activities. Casino revenues are net of accruals for anticipated payouts of progressive slot and table game jackpots. Revenues from rooms, food, beverage, entertainment and the gift shops are recognized at the time the related service or sale is performed or realized.

Promotional Allowances—The actual retail value of rooms, food and beverage and other services furnished to guests without charge or at a discount is included in gross revenues and then deducted as promotional allowances to arrive at net revenues included in the accompanying consolidated statements of operations at the time such good or services are provided to our guests. The cost of providing such complimentary services from continuing operations are included in casino expense in the accompanying statement of operations.

	Fiscal Year Ended
	April 24,	April 26,	April 27,
	2016	2015	2014

Rooms	$5,752	$5,856	$5,604
Food and beverage	51,949	54,039	50,798
Other	110	169	173

Total cost of complimentary services	$57,811	$60,064	$56,575

Fan Club—Our guests are eligible to participate in our Fan Club, our customer loyalty program, which offers certain sales incentives accounted for under ASC 605-50 “Revenue Recognition Customer Payments and Incentives.” We accrue a liability for the estimated cost of providing Fan Club benefits as our guest earns Fan Club points. Such sales incentives are recorded as a reduction of revenues in our promotional allowances in our statements of operations. The points earned under Fan Club may be redeemed for free slot play, cash, or other goods or services depending upon the property.

At April 24, 2016 and April 26, 2015, our accrual was $3,691 and $3,958, respectively, from continuing operations for estimated cost of providing benefits under our Fan Club and included in progressive jackpots and slot club awards in our consolidated balance sheets.

	Fiscal Year Ended
	April 24,	April 26,
	2016	2015
Beginning balance	$3,958	$4,349

Earned	17,506	21,996
Redeemed	(16,822)	(19,168)
Expirations	(1,270)	(2,697)
Other	319	(522)

Ending Balance	$3,691	$3,958

Advertising—Advertising costs are expensed the first time the related advertisement appears. Total advertising costs from continuing operations were $28,777, $28,286 and $28,892 in fiscal years 2016, 2015 and 2014, respectively.

Operating Leases—We recognize rent expense for each lease on the straight-line basis, aggregating all future minimum rent payments including any predetermined fixed escalations of the minimum rentals. Our liabilities include the aggregate difference between rent expense recorded on the straight-line basis and amounts paid under the leases.

Development Costs—We pursue development opportunities for new gaming facilities in an ongoing effort to expand our business. In accordance with ASC Topic 720, Other Expenses (“ASC 720”), costs related to projects in the development stage are recorded as a development expense, except for those costs capitalized in accordance with the guidance of ASC 720. Previously capitalized development costs are expensed when the development is deemed less than probable. Total development costs expensed from continuing operations were recorded in the consolidated statements of operations in corporate and development expenses.

Pre-Opening Costs—We expense pre-opening costs as incurred. Pre-opening costs include payroll, outside services, advertising, insurance, utilities, travel and various other expenses related to new operations prior to opening. Pre-opening costs from continuing operations were $153 in fiscal year 2016 related to preparing for our new land-based operations in Bettendorf and $3,898 in fiscal 2014 related to our new casino at the Nemacolin Woodlands Resort, which opened in July 2013.

Income Taxes—We account for income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred income tax liabilities and deferred income tax assets for the difference between the book basis and tax basis of assets and liabilities. We have recorded valuation allowances related to net operating loss carry forwards and certain temporary differences. Recognizable future tax benefits are subject to a valuation allowance, unless such tax benefits are determined to be more likely than not realizable. We recognize accrued interest and penalties related to unrecognized tax benefits in income tax expense.

Earnings (Loss) Per Common Share—In accordance with the guidance of ASC 260, Earnings Per Share (“ASC 260”), basic earnings (loss) per share (“EPS”) is computed by dividing net income (loss) applicable to common stockholders by the weighted average common shares outstanding during the period. Diluted EPS reflects the additional dilution related to all potentially dilutive securities such as restricted stock units and stock options. Any potentially dilutive securities with an exercise price in excess of the average market price of our common stock during the periods presented are not considered when calculating diluted earnings per share calculations as they would be anti-dilutive.

Stock Compensation—Our stock based compensation is accounted for in accordance with ASC Topic 718, Compensation — Stock Compensation (“ASC 718”). Stock compensation cost is measured at the grant date, based on the estimated fair value of the award and is recognized as expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.

Allowance for Doubtful Accounts—We reserve for receivables that may not be collected. Methodologies for estimating the allowance for doubtful accounts range from specific reserves to various percentages applied to aged receivables. Historical collection rates are considered, as are customer relationships, in determining specific reserves.

Recently Announced Accounting Standards—

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Update No. 2016-09, “Compensation — Stock Compensation,” which simplifies the accounting for share-based compensation, including the income tax consequences. This Update amends treatment of excess tax benefits and deficiencies as a component of income tax expense rather than equity, the presentation of excess tax benefits as an operating activity on the statement of cash flows and allows an entity to make an accounting policy election to account for forfeitures. The amendments are effective for reporting periods beginning after December 15, 2016, with early adoption permitted.  We are evaluating the impact of adopting this accounting standard update on our consolidated financial statements and disclosures.

In February 2016, the FASB issued Update No. 2016-02, “Leases.” Under this guidance, lessees will be required to recognize operating and finance leases with lease terms greater than 12 months as liabilities and corresponding right-of-use assets on the balance sheet. The amendments in this update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, on a modified retrospective basis and early adoption is permitted. We are evaluating the impact of adopting this accounting standard update on our consolidated financial statements and disclosures.

In November 2015, the FASB issued Update No. 2015-17, “Balance Sheet Classification of Deferred Taxes.” This update requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The standard is effective for annual periods beginning after December 31, 2016 and for interim periods within those annual periods with early adoption permitted for any interim or annual financial statements not yet issued. The amendment may be applied either prospectively or retrospectively. The Company has elected to early adopt this update to simplify the presentation of deferred taxes on the consolidated financial statements and disclosures for the annual period ending April 24, 2016. The Company is applying this amendment on a prospective basis and prior periods were not retrospectively adjusted.

In August 2015, the FASB issued Update No. 2015-15, “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements,” which further clarifies the presentation and subsequent measurement of debt issuance costs related to line-of-credit arrangements. This update allows for debt issuance costs related to line-of-credit arrangements to be presented as an asset and subsequent amortization of the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit. The standard is effective for financial statements issued for fiscal years beginning after December 31, 2015, for interim periods within those fiscal years and early adoption is permitted. We adopted this standard in the first quarter of fiscal 2017 and elected to present debt issuance costs related to our Credit Facility as an asset with subsequent amortization.

In May 2014, the FASB issued Update No. 2014-09, “Revenue from Contracts with Customers,” which converges the FASB’s and the International Accounting Standards Board’s current standards on revenue recognition. The standard provides companies with a single model to use in accounting for revenue arising from contracts with customers and supersedes current revenue guidance. The proposed effective date for the standard was for annual and interim periods beginning after December 15, 2016. In April 2105, FASB proposed a deferral of the effective date for one year. Early adoption is not permitted. The standard permits companies to either apply the adoption to all periods presented, or apply the requirements in the year of adoption through a cumulative adjustment. We are currently evaluating the impact of adopting this accounting standard update on our consolidated financial statements and disclosures.